Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (490,655)	¥ (388,579)
Less: Allowance for loan losses	(979,000)	(864,114)
Loans and advances	121,716,465	111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	71,162,406	67,690,579
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	20,773,650	18,168,277
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	10,243,368	9,070,221
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	14,184,836	13,185,870
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,821,860	5,028,880
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 52,023,714	¥ 45,453,248